Calvert
International Opportunities Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 102.2%

Security	Shares	Value
Australia — 7.9%
BlueScope Steel Ltd.	125,071	$ 1,997,076
CAR Group Ltd.	206,473	4,228,830
Data#3 Ltd.	255,682	1,531,167
Dexus(1)	891,036	4,109,680
Dicker Data Ltd.(1)	581,155	3,980,398
EBOS Group Ltd.	138,167	2,196,155
Steadfast Group Ltd.	1,174,241	4,124,548
		$ 22,167,854
Austria — 2.1%
BAWAG Group AG(2)	39,643	$5,970,786
		$5,970,786
Belgium — 2.2%
Elia Group SA	22,694	$2,920,326
KBC Group NV	26,025	3,389,391
		$6,309,717
Canada — 5.5%
Agnico Eagle Mines Ltd.	30,276	$5,134,270
Allied Properties Real Estate Investment Trust	342,061	3,332,014
Descartes Systems Group, Inc.(3)	32,641	2,863,504
Lumine Group, Inc.(1)(3)(4)	71,712	1,417,991
TMX Group Ltd.	72,135	2,744,972
		$15,492,751
France — 0.9%
IPSOS SA	66,679	$2,675,756
		$2,675,756
Germany — 4.2%
Innoscripta SE(3)	12,341	$1,301,278
Jenoptik AG	107,889	2,449,609
LEG Immobilien SE	25,872	1,886,996
Pfisterer Holding SE(3)	23,108	2,067,222
Schott Pharma AG & Co. KGaA	86,354	1,517,293
Tkms AG& Co. KGaA(3)	33,295	2,586,380
		$11,808,778
Ireland — 1.0%
Kerry Group PLC, Class A	30,730	$2,808,188
		$2,808,188
Italy — 10.2%
A2A SpA	711,240	$1,924,530
Amplifon SpA	133,935	2,147,292
BFF Bank SpA(2)(3)	263,999	2,925,727
DiaSorin SpA	23,975	1,924,167
FinecoBank Banca Fineco SpA	239,791	6,212,878
Interpump Group SpA	105,214	5,723,316
Security	Shares	Value
Italy (continued)
Moncler SpA	74,766	$ 4,779,057
Reply SpA	23,316	3,121,886
		$ 28,758,853
Japan — 26.2%
As One Corp.	260,126	$ 3,987,188
Asahi Intecc Co. Ltd.	125,365	2,350,028
Azbil Corp.(1)	420,426	3,823,442
BayCurrent, Inc.	35,148	1,457,366
Chiba Bank Ltd.(1)	345,606	3,857,073
Cosmos Pharmaceutical Corp.	79,191	4,009,985
Daiseki Co. Ltd.(1)	178,214	3,865,643
Fuji Corp.(1)	226,326	5,273,418
Fukuoka Financial Group, Inc.	82,451	2,666,922
Funai Soken Holdings, Inc.	281,916	2,062,825
Hikari Tsushin, Inc.	12,148	3,403,856
Hoshino Resorts REIT, Inc.	2,895	4,823,269
Japan Exchange Group, Inc.	234,741	2,505,521
JMDC, Inc.(1)	117,403	2,980,988
LaSalle Logiport REIT	3,442	3,484,382
Makita Corp.	101,310	3,070,601
NOF Corp.(1)	112,640	2,171,014
Relo Group, Inc.	426,398	4,665,846
Riken Keiki Co. Ltd.	124,967	2,554,959
Sanwa Holdings Corp.	76,348	1,987,963
SUMCO Corp.	255,116	2,333,917
Tosei Corp.	261,798	2,869,277
USS Co. Ltd.	344,583	3,770,637
		$73,976,120
Luxembourg — 0.4%
APERAM SA	25,037	$1,034,027
		$1,034,027
Netherlands — 5.9%
BE Semiconductor Industries NV	19,072	$2,981,639
Euronext NV(2)	29,620	4,449,453
IMCD NV(1)	36,690	3,330,071
NN Group NV	51,272	3,955,359
Topicus.com, Inc.(3)	20,294	1,879,991
		$16,596,513
Norway — 1.2%
Norsk Hydro ASA	112,027	$864,756
SmartCraft ASA(3)	1,040,208	2,573,057
		$3,437,813
Singapore — 1.3%
Daiwa House Logistics Trust	8,481,743	$3,723,791
		$3,723,791

Calvert
International Opportunities Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Spain — 1.1%
Colonial SFL Socimi SA	495,496	$ 3,173,633
		$ 3,173,633
Sweden — 3.4%
AddTech AB, Class B	91,416	$ 3,219,543
Boliden AB(3)	34,596	1,916,489
Lagercrantz Group AB, Class B	71,881	1,648,803
Thule Group AB(2)	105,258	2,718,658
		$ 9,503,493
Switzerland — 5.4%
Cicor Technologies Ltd.(3)	10,142	$1,616,661
Galenica AG(2)	18,065	2,227,946
Interroll Holding AG	1,087	3,007,624
Sika AG	14,321	2,907,527
Straumann Holding AG(1)	19,316	2,256,184
VZ Holding AG	17,292	3,245,119
		$15,261,061
United Kingdom — 23.3%
Babcock International Group PLC	303,716	$5,061,371
Cerillion PLC	129,929	2,127,973
Compass Group PLC	86,339	2,735,657
Cranswick PLC	52,930	3,526,898
Diploma PLC	82,813	5,891,992
DiscoverIE Group PLC	541,375	4,386,510
Games Workshop Group PLC	20,530	5,222,932
Greggs PLC(1)	75,736	1,707,168
Halma PLC	96,923	4,600,437
Howden Joinery Group PLC	187,127	2,094,238
InterContinental Hotels Group PLC	28,298	3,976,684
Intertek Group PLC	41,833	2,594,340
JTC PLC(2)	163,232	2,818,193
Metlen Energy & Metals PLC(3)	5,250	271,453
Premier Foods PLC	1,219,253	2,837,268
Savills PLC	321,235	4,301,960
Volution Group PLC	515,756	4,496,104
Wise PLC, Class A(3)	311,502	3,731,800
Zegona Communications PLC	181,013	3,391,737
		$65,774,715
Total Common Stocks (identified cost $231,035,459)		$288,473,849

Short-Term Investments — 0.0%†

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(5)	1,110	$ 1,110
Total Short-Term Investments (identified cost $1,110)		$ 1,110
Value
Total Investments — 102.2% (identified cost $231,036,569)	$288,474,959
Other Assets, Less Liabilities — (2.2)%	$ (6,131,122)
Net Assets — 100.0%	$282,343,837

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $15,862,663 and the total market value of the collateral received by the Fund was $17,105,744, comprised of U.S. government and/or agencies securities.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $21,110,763 or 7.5% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $1,417,991 or 0.5% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Calvert
International Opportunities Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	23.3%
Financials	18.6
Information Technology	15.2
Real Estate	12.9
Consumer Discretionary	8.8
Health Care	7.6
Materials	5.7
Consumer Staples	4.7
Communication Services	3.7
Utilities	1.7
Total	102.2%
The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,110, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,051,841	$29,555,830	$(38,606,561)	$ —	$ —	$1,110	$54,721	1,110

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$22,167,854	$ —	$22,167,854
Austria	—	5,970,786	—	5,970,786
Belgium	—	6,309,717	—	6,309,717
Canada	15,492,751	—	—	15,492,751
France	—	2,675,756	—	2,675,756

Calvert
International Opportunities Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Germany	$2,586,380	$9,222,398	$ —	$11,808,778
Ireland	—	2,808,188	—	2,808,188
Italy	—	28,758,853	—	28,758,853
Japan	—	73,976,120	—	73,976,120
Luxembourg	—	1,034,027	—	1,034,027
Netherlands	1,879,991	14,716,522	—	16,596,513
Norway	—	3,437,813	—	3,437,813
Singapore	—	3,723,791	—	3,723,791
Spain	—	3,173,633	—	3,173,633
Sweden	—	9,503,493	—	9,503,493
Switzerland	—	15,261,061	—	15,261,061
United Kingdom	—	65,774,715	—	65,774,715
Total Common Stocks	$19,959,122	$268,514,727(1)	$ —	$288,473,849
Short-Term Investments	$1,110	$ —	$ —	$1,110
Total Investments	$19,960,232	$268,514,727	$ —	$288,474,959

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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